LEASES	12 Months Ended
Jan. 31, 2020
LEASES
LEASES

10. LEASES

On October 30, 2018, the Company signed a lease for 11,793 square feet of office and laboratory space in San Jose, California. The lease commenced in December 2018 and will terminate in December 2023. The lease requires payment of maintenance, utilities, taxes, insurance and other operating expenses associated with the leased space. On February 14, 2020, the Company entered into a sublease agreement for its 11,793 square feet office and laboratory space in San Jose, California. The sublease covers the term of the master lease. Payments from the sublease are expected to materially offset the costs for lease and related operating expenses.

Effective February 1, 2019, the Company adopted ASC 842, Leases, which resulted in the recording of an operating lease right-to-use asset of $1.2 million and corresponding short-term and long-term liabilities of $0.3 million and $1.0 million, respectively. The right-to-use asset and corresponding liability for the facility lease have been measured at the present value of the future minimum lease payments using a 15% rate which was considered the Company’s incremental borrowing rate at the time of adoption. The Company has an option to extend the lease for an additional 36 months, but, as the renewal is not reasonably certain, the Company has not included this renewal option in its accounting for the lease. Lease expense is recognized on a straight-line basis over the lease term and was approximately $370,000 and $586,000 for the years ended January 31, 2020 and 2019, respectively. Cash paid for amounts included in the measurement of the operating lease liability for the year ended January 31, 2020 was approximately $338,000 and was included in net cash used in operating activities in the statement of cash flows.

The future minimum payments under the Company’s operating lease as of January 31, 2020 are as follows (in thousands):

Operating Lease
Fiscal years ending January 31,
2021	$372
2022	382
2023	392
2024	334

Total future minimum lease payments	1,480
Less: present value discount	(459)
Present value of operating lease liabilities	$1,021

The Company recorded financing leases related to laboratory equipment purchased in March 2018 and May 2019. The leased asset values were approximately $61,000 and $54,000, respectively, and the corresponding current and long-term liabilities were recorded in accrued expenses and other current liabilities and other long-term liabilities, respectively. Total future payments representing interest until the termination of leases were approximately $6,000 as of January 31, 2020.

The following table summarizes the Company’s financing lease commitment as of January 31, 2020 (in thousands):

Financing Leases
Fiscal years ending January 31,
2021	$43
2022	22
2023	5
Total	$70